Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

The following tables reflect the changes in accumulated other comprehensive income (loss) by component (in thousands):

	Gains and (Losses) on	Foreign Currency	Adjustment to Early
	Hedging Derivatives	Gains (Losses)	Retiree Medical Plan	Total
December 31, 2017	$(2,800)	$(257,513)	$5,632	$(254,681)
Other comprehensive income (loss) before reclassifications	(3,568)	(47,133)	1,731	(48,970)
Amounts reclassified from accumulated other comprehensive income (loss) into earnings (1)	(132)	—	(350)	(482)

Net current-period other comprehensive income (loss)	(3,700)	(47,133)	1,381	(49,452)

December 31, 2018	$(6,500)	$(304,646)	$7,013	$(304,133)

(1)

Includes ($132) and ($350) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $0 and ($108), respectively.

	Gains and Losses on	Foreign Currency	Adjustment to Early
	Hedging Derivatives	Gains (Losses)	Retiree Medical Plan	Total
December 31, 2016	$750	$(326,170)	$7,577	$(317,843)
Other comprehensive income (loss) before reclassifications	(4,523)	68,657	(1,530)	62,604
Amounts reclassified from accumulated other comprehensive income (loss) into earnings (2)	973	—	(415)	558

Net current-period other comprehensive income (loss)	(3,550)	68,657	(1,945)	63,162

December 31, 2017	$(2,800)	$(257,513)	$5,632	$(254,681)

(2)

Includes $973 and ($415) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $400 and ($279), respectively.